INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest In Other Entities [Abstract]
Schedule of associates

Name of entity	Place of business	% of ownership interest		Nature of relationship	Measurement method	Carrying amount
		2020	2019			2020	2019
BioConnection B.V.	Oss, NL	44	44	Associate	Equity

Balance at January 1						5,508	—

Movement during the year
Initial recognition						—	5,078
Share in net profit						316	229
Recognition of financial guarantee						—	221
Amortization of financial guarantee						(28)	(20)

Balance at December 31						5,796	5,508